S000095312 [Member] Performance Management - S000095312 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
When available, the Fund intends to compare its performance to the performance of the Russell Mid Cap Index, the Solactive United States 800 Index and the Russell 3000® Index.
Updated performance information can be obtained by calling toll-free 800.426.3750 or visiting columbiathreadneedleus.com/etfs.

Performance One Year or Less [Text]	The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
Performance Availability Website Address [Text]	columbiathreadneedleus.com/etfs
Performance Availability Phone [Text]	800.426.3750